Segmentation - Summary of the Amount of Revenue from External Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	€ 190,056	€ 145,453	€ 133,900
The Netherlands
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	69,370	73,737	46,302
Belgium
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	25,932	21,364	10,692
Germany
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	69,191	22,553	15,045
France
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	18,881	23,289	55,815
Other
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	€ 6,682	€ 4,510	€ 6,046